Cover Page	Nov. 04, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	Hudson Pacific Properties, Inc.
Entity Central Index Key	0001482512
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34789
Entity Tax Identification Number	27-1430478
Entity Address, Address Line One	11601 Wilshire Blvd., Ninth Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	310
Local Phone Number	445-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HPP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Hudson Pacific Properties LP [Member]
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	Hudson Pacific Properties, L.P.
Entity Central Index Key	0001496264
Entity Incorporation, State or Country Code	MD
Entity File Number	333-202799-01
Entity Tax Identification Number	80-0579682
Entity Address, Address Line One	11601 Wilshire Blvd., Ninth Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	310
Local Phone Number	445-5700
Entity Emerging Growth Company	false